Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Comprehensive income
Profit for the period	$ 368,393	$ 430,300
Items that may be reclassified to profit or loss:
Foreign currency translation gain	446	131
Other comprehensive income	446	131
Comprehensive income	$ 368,839	$ 430,431